accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23   accounts payable and accrued liabilities

As at December 31 (millions)	2018	2017
Accrued liabilities	$1,159	$1,066
Payroll and other employee-related liabilities	429	403
Restricted stock units liability	72	66
	1,660	1,535
Trade accounts payable	686	717
Interest payable	157	147
Other	67	61
	$2,570	$2,460